Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	IBP
Entity Registrant Name	INSTALLED BUILDING PRODUCTS, INC.
Entity Central Index Key	0001580905
Entity Filer Category	Non-accelerated Filer